Prepaid Expenses and Other Current Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid purchase cost	¥ 317,262	$ 45,695	¥ 272,859
Motor Vehicles [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid purchase cost	¥ 226,419	$ 32,611	¥ 191,341